SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule Of Annual Depreciation Rates [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets at the following annual rates:

%

Installed products	20-33
Computers and electronic equipment	10 - 33 (mainly 33)
Office furniture and equipment	6 - 15
Motor vehicles	15 - 20 (mainly 20)
Network installation	10 - 33
Buildings	6.67
Leasehold improvements	Over the term of the lease including the option term

Schedule of Product Warranty Liability [Table Text Block]
Changes in the Company's and its subsidiaries' product liabilities (which are included in other accounts payable and accrued expenses and other long term liabilities' captions in the Balance Sheet) during 2015 and 2014 are as follows:

	Year ended December 31,
	2015	2014

Balance, beginning of the year	$615	$766
Warranties issued during the year	431	582
Settlements made during the year	(110)	(371)
Expirations	(392)	(304)
Foreign currency translation adjustment	-	(58)

Balance end of year	$544	$615

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
1.
The fair value of the Company's stock options granted to employees and directors for the years ended December 31, 2015, 2014 and 2013 was estimated using the Black-Scholes-Merton option-pricing model, with the following weighted average assumptions:

	Year ended December 31,
	2015	2014	2013

Risk free interest rate	1.29%-1.62%	1.49%-2.39%	0.56%-1.31%
Dividend yield	0%	0%	0%
Expected volatility	51.47%-49.78%	50.14%-57.89%	44.75%-49.48%
Expected term (in years)	4.00-5.50	3.92-5.5	2.63-4.5
Forfeiture rate	2%	2%	2%

Allowance for Credit Losses on Financing Receivables [Table Text Block]
Changes in the allowance for doubtful accounts during 2015 and 2014 are as follows:

	Year ended December 31,
	2015	2014

Balance at beginning of the year	$1,417	$1,270

First time consolidation of Subsidiary	-	69
Deductions during the year	(70)	(216)
Charged to expenses	138	452
Foreign currency translation adjustment	(138)	(158)

Balance at end of year	$1,347	$1,417